Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.1%)
Austria (0.6%)
	Erste Group Bank AG	387,015	12,083
Canada (0.3%)
	Dollarama Inc.	92,244	5,350
Finland (1.0%)
	Nokia OYJ	3,717,141	18,682
France (4.8%)
	TotalEnergies SE	364,368	21,565
	Safran SA	144,346	14,956
	Arkema SA	113,499	13,741
	Engie SA	858,597	11,541
	BNP Paribas SA	157,651	9,023
	Schneider Electric SE	61,237	8,505
	Vinci SA	79,950	7,715
[1]	Amundi SA	73,084	4,257
			91,303
Germany (0.2%)
	Bayerische Motoren Werke AG	40,443	3,514
Hong Kong (1.4%)
	AIA Group Ltd.	1,944,000	20,140
	Prudential plc	464,390	6,056
			26,196
Japan (6.2%)
	Nippon Telegraph & Telephone Corp.	757,844	23,154
	Tokio Marine Holdings Inc.	339,397	19,747
	Mitsubishi Estate Co. Ltd.	828,400	12,317
	Resona Holdings Inc.	3,228,400	12,137
	Isuzu Motors Ltd.	956,814	11,229
	Mitsubishi UFJ Financial Group Inc.	1,843,922	10,490
	Marui Group Co. Ltd.	523,365	9,928
	Astellas Pharma Inc.	460,100	7,348
	Honda Motor Co. Ltd.	269,400	6,708
	BIPROGY Inc.	239,700	5,237
			118,295
South Korea (0.9%)
	Samsung Electronics Co. Ltd.	303,782	16,519
Spain (1.7%)
	Iberdrola SA	1,519,632	18,005

		Shares	Market Value ($000)
	CaixaBank SA	4,090,637	14,807
			32,812
Sweden (2.4%)
	Autoliv Inc.	255,916	20,494
	Lundin Energy AB	288,538	13,846
	Alfa Laval AB	380,174	10,281
			44,621
Switzerland (3.0%)
	Novartis AG (Registered)	286,639	26,038
	Nestle SA (Registered)	133,818	16,368
	Zurich Insurance Group AG	20,106	9,208
	Julius Baer Group Ltd.	105,805	5,465
			57,079
Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	981,175	18,555
United Kingdom (3.6%)
	AstraZeneca plc ADR	430,482	28,618
	WPP plc	1,282,491	14,889
	Linde plc	28,723	9,306
	Rotork plc	1,956,746	6,887
	BAE Systems plc	528,259	5,039
	Derwent London plc	89,388	3,349
			68,088
United States (38.0%)
	Johnson & Johnson	202,120	36,287
	Microsoft Corp.	117,169	31,855
	United Parcel Service Inc. Class B	159,135	29,002
	TJX Cos. Inc.	420,199	26,712
	Northrop Grumman Corp.	54,666	25,582
	Baxter International Inc.	331,700	25,226
	Colgate-Palmolive Co.	310,971	24,508
	Cisco Systems Inc.	535,125	24,107
	Chubb Ltd.	111,229	23,502
	Comcast Corp. Class A	529,141	23,430
	Duke Energy Corp.	204,507	23,011
	Merck & Co. Inc.	243,484	22,408
	Visa Inc. Class A	104,177	22,103
	Texas Instruments Inc.	122,200	21,600
	Sempra Energy	131,250	21,507
	Pioneer Natural Resources Co.	75,888	21,092
	JPMorgan Chase & Co.	157,618	20,842
	Mondelez International Inc. Class A	313,683	19,938
*	Alphabet Inc. Class A	8,297	18,878
	Medtronic plc	164,767	16,501
	Bank of America Corp.	429,429	15,975
	UnitedHealth Group Inc.	32,016	15,905
*	General Motors Co.	403,489	15,607
	Home Depot Inc.	51,134	15,481
	American Express Co.	88,369	14,918
	American Tower Corp.	56,409	14,448
	Raytheon Technologies Corp.	140,467	13,361
	PNC Financial Services Group Inc.	72,139	12,654
	Union Pacific Corp.	55,885	12,282
	Deere & Co.	34,317	12,278
	Eli Lilly & Co.	38,673	12,122
	Caterpillar Inc.	45,656	9,855

				Shares	Market Value ($000)
	Lockheed Martin Corp.			19,613	8,632
	BlackRock Inc.			12,631	8,451
	General Dynamics Corp.			36,253	8,154
	McDonald's Corp.			31,671	7,988
	KLA Corp.			21,751	7,936
	Accenture plc Class A			23,603	7,044
	Honeywell International Inc.			33,125	6,414
	PepsiCo Inc.			37,076	6,219
	Intel Corp.			139,616	6,202
	Gilead Sciences Inc.			82,422	5,345
	Marsh & McLennan Cos. Inc.			19,434	3,108
					718,470
Total Common Stocks (Cost $989,714)					1,231,567
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.8%)
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	42	41
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	250	237
[2,3]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,672	1,544
[2,3]	Fannie Mae REMICS	3.500%	6/25/44	100	100
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	650	620
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	23	23
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,291	1,320
[2,4]	Ginnie Mae II Pool	2.000%	6/15/52	1,325	1,203
[2,4]	Ginnie Mae II Pool	2.500%	6/15/52	2,100	1,966
[2]	Ginnie Mae REMICS	2.750%	9/20/44	85	84
[2,3,4]	UMBS Pool	2.000%	4/01/41–6/25/52	10,458	9,305
[2,3,4]	UMBS Pool	2.500%	6/25/37–6/25/52	15,236	14,322
[2,3,4]	UMBS Pool	3.000%	6/25/52	6,574	6,262
[2,3,4]	UMBS Pool	3.500%	6/25/52	7,575	7,421
[2,3,4]	UMBS Pool	4.000%	6/25/52	2,650	2,649
[2,3,4]	UMBS Pool	4.500%	6/25/52	1,150	1,169
	United States Treasury Note/Bond	0.125%	2/15/24	50	48
[5,6]	United States Treasury Note/Bond	0.250%	3/15/24–5/31/25	12,775	12,233
	United States Treasury Note/Bond	0.375%	4/15/24–1/31/26	2,135	2,034
	United States Treasury Note/Bond	0.500%	2/28/26	775	712
	United States Treasury Note/Bond	0.625%	10/15/24–7/31/26	8,690	8,250
	United States Treasury Note/Bond	0.750%	12/31/23–11/15/24	5,065	4,849
	United States Treasury Note/Bond	0.875%	1/31/24–9/30/26	1,050	1,019
	United States Treasury Note/Bond	1.000%	12/15/24	6,110	5,861
	United States Treasury Note/Bond	1.125%	1/15/25	5,700	5,476
	United States Treasury Note/Bond	1.250%	11/30/26–9/30/28	27,860	25,983
	United States Treasury Note/Bond	1.500%	2/29/24–1/31/27	4,570	4,383
[7]	United States Treasury Note/Bond	1.750%	3/15/25–8/15/41	10,300	9,186
	United States Treasury Note/Bond	1.875%	2/28/27–11/15/51	6,130	5,619
[7]	United States Treasury Note/Bond	2.000%	11/15/41–8/15/51	13,475	10,937
	United States Treasury Note/Bond	2.250%	2/15/52	3,545	2,964
	United States Treasury Note/Bond	2.375%	2/15/42–5/15/51	5,255	4,550
	United States Treasury Note/Bond	2.500%	4/30/24–3/31/27	14,100	13,896
	United States Treasury Note/Bond	2.625%	4/15/25	4,855	4,842
	United States Treasury Note/Bond	2.750%	5/15/25–4/30/27	11,280	11,263
	United States Treasury Note/Bond	2.875%	5/15/32–5/15/52	3,145	3,118
Total U.S. Government and Agency Obligations (Cost $194,230)					185,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Bermuda (0.0%)
[1,2]	START Ireland Series 2019-1	4.089%	3/15/44	138	130
Cayman Islands (0.0%)
[1,2]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	212	188
United States (0.8%)
[1,2]	Aaset Trust Series 2019-1	3.844%	5/15/39	171	105
[1,2]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,140
[1,2]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	26	26
[1,2,8]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	2.172%	10/15/36	1,290	1,217
[1,2,8]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	1.381%	10/15/23	2,930	2,766
[1,2]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	170	147
[1,2,8]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	2.134%	10/25/41	250	244
[1,2]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	728	645
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	649	579
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	273
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,464
[2,3,8]	Freddie Mac STACR Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	6.006%	12/25/28	249	262
[2,3,8]	Freddie Mac STACR Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	3.506%	3/25/30	779	785
[1,2,3,8]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	3.384%	10/25/50	497	502
[1,2]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,196	1,088
[1,2]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	374
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	146	146
[1,2,8]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.955%	11/15/38	1,550	1,505
[1,2]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	587	525
[1,2]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	537	475
[1,2]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	92	92
[1,2]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	190	185
[1,2]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	810	746
					15,291
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,625)					15,609
Corporate Bonds (18.4%)
Australia (0.2%)
[1]	CSL Finance plc	4.250%	4/27/32	1,200	1,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Macquarie Group Ltd.	2.871%	1/14/33	3,380	2,830
					4,031
Austria (0.1%)
[1]	JAB Holdings BV	2.200%	11/23/30	430	353
[1]	JAB Holdings BV	3.750%	5/28/51	805	600
[1]	JAB Holdings BV	4.500%	4/8/52	875	722
					1,675
Belgium (0.2%)
[2,9]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	650	707
[2,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,350	1,365
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	645
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	163
					2,880
Canada (0.2%)
[10]	Bank of Montreal	2.850%	3/6/24	3,185	2,477
	Canadian Pacific Railway Co.	2.450%	12/2/31	1,040	918
	Fortis Inc.	3.055%	10/4/26	775	747
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	414
					4,556
Denmark (0.3%)
[9]	Danske Bank A/S	0.500%	8/27/25	2,450	2,541
[1]	Danske Bank A/S	1.621%	9/11/26	1,320	1,201
[2,11]	Danske Bank A/S	2.250%	1/14/28	1,440	1,690
					5,432
France (1.0%)
[2,9]	Airbus SE	2.375%	6/9/40	155	148
[2,9]	AXA SA	5.125%	7/4/43	600	669
[1]	BNP Paribas SA	2.819%	11/19/25	470	455
[1]	BNP Paribas SA	2.219%	6/9/26	1,095	1,030
[2,9]	BNP Paribas SA	0.125%	9/4/26	600	584
[2,9]	BNP Paribas SA	2.125%	1/23/27	1,800	1,908
[1]	BNP Paribas SA	2.591%	1/20/28	2,065	1,896
[1]	BNP Paribas SA	2.159%	9/15/29	1,800	1,551
[2,9]	BNP Paribas SA	1.125%	1/15/32	800	768
[2,11]	BNP Paribas SA	2.000%	9/13/36	400	388
[2,9]	BPCE SA	1.125%	1/18/23	700	756
[1]	BPCE SA	3.250%	1/11/28	525	498
[1]	BPCE SA	2.277%	1/20/32	1,100	901
[1]	Danone SA	2.947%	11/2/26	555	540
[2,9]	Orange SA	1.000%	5/12/25	1,300	1,368
[2,9]	Orange SA	1.625%	4/7/32	1,500	1,487
[2,9]	RCI Banque SA	1.375%	3/8/24	1,400	1,488
[2,9]	RCI Banque SA	1.625%	4/11/25	220	229
[9]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,556
					18,220
Germany (0.4%)
[1]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,011
[1]	Bayer US Finance LLC	3.375%	10/8/24	770	764
[2,9]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	465
[2,9]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,281
[2,9]	Vonovia Finance BV	1.000%	1/28/41	300	199
[9]	Wintershall Dea Finance BV	1.823%	9/25/31	2,400	2,093
					7,813
Hong Kong (0.0%)
[2,9]	AIA Group Ltd.	0.880%	9/9/33	190	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ireland (0.3%)
[1]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	642	574
[1]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	1,770	1,532
[9]	CRH Finance DAC	3.125%	4/3/23	1,634	1,789
[2,9]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,238
					5,133
Italy (0.3%)
[2,9]	Enel Finance International NV	0.500%	6/17/30	1,700	1,527
[1]	Enel Finance International NV	4.750%	5/25/47	1,030	995
[2,9]	Hera SpA	1.000%	4/25/34	980	816
[2,9]	Terna - Rete Elettrica Nazionale	0.375%	6/23/29	1,400	1,307
[1]	UniCredit SpA	1.982%	6/3/27	930	824
					5,469
Japan (0.1%)
[1]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,073
[1]	NTT Finance Corp.	2.065%	4/3/31	1,585	1,351
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	161
					2,585
Kuwait (0.1%)
[1]	NBK SPC Ltd.	1.625%	9/15/27	3,000	2,699
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	265
	America Movil SAB de CV	6.375%	3/1/35	350	411
					676
Netherlands (0.5%)
[1]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	979
[2,11]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	128
[2,9]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	1,771
[9]	ING Groep NV	0.250%	2/18/29	1,100	1,022
[9]	ING Groep NV	0.250%	2/1/30	2,400	2,167
[2,9]	Koninklijke KPN NV	0.875%	11/15/33	1,100	955
	Shell International Finance BV	4.000%	5/10/46	300	283
	Shell International Finance BV	3.000%	11/26/51	1,215	960
[2,11]	Shell International Finance BV	1.750%	9/10/52	775	596
					8,861
Norway (0.1%)
[2,9]	Aker BP ASA	1.125%	5/12/29	1,950	1,846
[1]	Aker BP ASA	4.000%	1/15/31	1,090	1,025
					2,871
Saudi Arabia (0.2%)
[1]	EIG Pearl Holdings Sarl	3.545%	8/31/36	4,495	3,987
South Korea (0.0%)
[1]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	201
Spain (0.1%)
[2,9]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,374
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	986
					2,360
Switzerland (0.7%)
[1]	Alcon Finance Corp.	3.000%	9/23/29	3,805	3,456
[2,9]	Credit Suisse Group AG	1.250%	7/17/25	675	703
[1]	Credit Suisse Group AG	3.091%	5/14/32	4,565	3,838
[1]	UBS Group AG	1.494%	8/10/27	1,495	1,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UBS Group AG	0.250%	2/24/28	1,600	1,503
[1]	UBS Group AG	2.746%	2/11/33	2,195	1,872
					12,705
United Arab Emirates (0.3%)
[1]	DAE Funding LLC	1.550%	8/1/24	1,915	1,783
[1]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,382	3,835
					5,618
United Kingdom (2.2%)
	AstraZeneca plc	4.000%	1/17/29	755	767
[2,9]	Barclays plc	1.125%	3/22/31	2,075	2,018
[9]	Barclays plc	1.106%	5/12/32	1,850	1,631
	Barclays plc	2.894%	11/24/32	1,350	1,140
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,170
[2,9]	BP Capital Markets BV	0.933%	12/4/40	2,355	1,682
[2,10]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,058
[1]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,274
[2,9]	Diageo Finance plc	2.500%	3/27/32	1,635	1,756
[2,11]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	3,060
[2,11]	Heathrow Funding Ltd.	2.750%	8/9/49	575	534
[2,11]	HSBC Holdings plc	2.256%	11/13/26	600	721
	HSBC Holdings plc	1.589%	5/24/27	580	519
[11]	HSBC Holdings plc	1.750%	7/24/27	750	874
[2]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,134
	HSBC Holdings plc	2.206%	8/17/29	1,565	1,356
	HSBC Holdings plc	2.804%	5/24/32	935	795
	HSBC Holdings plc	2.871%	11/22/32	2,270	1,935
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.455%	5/18/24	245	245
[2,11]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	826
[2,9]	National Grid plc	0.250%	9/1/28	1,075	998
[2,9]	NatWest Group plc	1.750%	3/2/26	3,125	3,285
[2,9]	NatWest Group plc	0.780%	2/26/30	330	302
[11]	NatWest Group plc	3.622%	8/14/30	2,500	3,058
[2,9]	NatWest Group plc	1.043%	9/14/32	925	854
	Santander UK Group Holdings plc	1.089%	3/15/25	3,210	3,036
[2,11]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	985	1,028
[9]	Segro Capital Sarl	0.500%	9/22/31	950	818
[1]	Sky Ltd.	3.125%	11/26/22	725	728
[1]	Standard Chartered plc	0.991%	1/12/25	815	777
[11]	Tritax Big Box REIT plc	1.500%	11/27/33	775	774
[11]	Whitbread Group plc	3.000%	5/31/31	1,250	1,403
					41,556
United States (11.1%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,072
	AbbVie Inc.	4.050%	11/21/39	275	256
[2]	Alabama Power Co.	4.300%	7/15/48	255	240
	Amazon.com Inc.	4.800%	12/5/34	300	327
	American Electric Power Co. Inc.	3.200%	11/13/27	950	915
	American International Group Inc.	4.750%	4/1/48	45	46
	American International Group Inc.	4.375%	6/30/50	570	549
[9]	American Tower Corp.	0.450%	1/15/27	1,220	1,173
[1]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	933
	American Water Capital Corp.	2.300%	6/1/31	2,575	2,229
	American Water Capital Corp.	4.450%	6/1/32	1,515	1,555
	Anthem Inc.	2.250%	5/15/30	1,010	886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	AT&T Inc.	2.050%	5/19/32	475	479
[9]	AT&T Inc.	3.150%	9/4/36	575	606
[9]	AT&T Inc.	2.600%	5/19/38	425	415
	AT&T Inc.	3.500%	6/1/41	1,245	1,052
	AT&T Inc.	3.500%	9/15/53	2,620	2,109
[1]	Athene Global Funding	2.500%	3/24/28	2,555	2,271
[2]	Bank of America Corp.	3.300%	1/11/23	570	575
	Bank of America Corp.	2.687%	4/22/32	1,320	1,154
[2,9]	Bank of America Corp.	1.102%	5/24/32	1,575	1,454
	Bank of America Corp.	2.482%	9/21/36	3,585	2,914
	Bank of America Corp.	3.311%	4/22/42	1,100	920
[2,8]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	2.289%	10/30/23	415	416
[9]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,600	1,496
[9]	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	1,545	1,506
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	346
[1]	Boston Gas Co.	3.001%	8/1/29	130	119
	Boston Scientific Corp.	4.550%	3/1/39	294	287
	BP Capital Markets America Inc.	2.939%	6/4/51	1,930	1,467
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	861
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	666
[1]	Broadcom Inc.	2.600%	2/15/33	3,355	2,707
[1]	Broadcom Inc.	3.419%	4/15/33	1,695	1,468
[1]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	817
[1]	Cargill Inc.	4.760%	11/23/45	340	350
	Carrier Global Corp.	2.722%	2/15/30	648	574
	Carrier Global Corp.	3.377%	4/5/40	250	205
	Charles Schwab Corp.	2.900%	3/3/32	4,365	3,962
	Charter Communications Operating LLC	5.050%	3/30/29	595	595
	Charter Communications Operating LLC	2.300%	2/1/32	1,325	1,053
	Charter Communications Operating LLC	6.384%	10/23/35	355	378
	Charter Communications Operating LLC	4.800%	3/1/50	118	101
	Charter Communications Operating LLC	3.700%	4/1/51	610	445
	Charter Communications Operating LLC	5.250%	4/1/53	1,425	1,301
	Cigna Corp.	4.375%	10/15/28	420	426
	Cigna Corp.	2.400%	3/15/30	310	274
	Citigroup Inc.	4.600%	3/9/26	535	544
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	296
[1]	CNO Global Funding	2.650%	1/6/29	1,975	1,769
	Comcast Corp.	3.950%	10/15/25	250	255
	Comcast Corp.	6.500%	11/15/35	178	216
	Comcast Corp.	4.000%	3/1/48	40	37
	Comcast Corp.	3.999%	11/1/49	120	112
[1]	Comcast Corp.	2.887%	11/1/51	1,417	1,080
	Comcast Corp.	4.049%	11/1/52	11	10
[1]	Comcast Corp.	2.937%	11/1/56	190	142
	Comcast Corp.	2.650%	8/15/62	25	17
[1]	Comcast Corp.	2.987%	11/1/63	11	8
	CommonSpirit Health	4.200%	8/1/23	770	779
	CommonSpirit Health	3.347%	10/1/29	355	330
	CommonSpirit Health	2.782%	10/1/30	684	602
	CommonSpirit Health	4.187%	10/1/49	775	668
	CommonSpirit Health	3.910%	10/1/50	550	451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	3.650%	6/15/46	35	31
	Commonwealth Edison Co.	4.000%	3/1/48	245	233
	Conagra Brands Inc.	4.600%	11/1/25	200	204
	Conagra Brands Inc.	1.375%	11/1/27	640	551
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	88
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	990	788
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	280
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	150	141
[1]	Corebridge Financial Inc.	3.900%	4/5/32	3,640	3,469
[1]	Corebridge Financial Inc.	4.350%	4/5/42	85	78
[1]	Corebridge Financial Inc.	4.400%	4/5/52	275	247
[1]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,598
[1]	Cox Communications Inc.	4.800%	2/1/35	100	99
	Crown Castle International Corp.	2.100%	4/1/31	2,475	2,038
	Crown Castle International Corp.	2.900%	4/1/41	420	319
	CSX Corp.	4.300%	3/1/48	495	472
	CubeSmart LP	2.250%	12/15/28	995	875
	CVS Health Corp.	2.875%	6/1/26	1,455	1,412
	CVS Health Corp.	4.300%	3/25/28	113	114
	CVS Health Corp.	4.125%	4/1/40	235	215
	CVS Health Corp.	5.050%	3/25/48	125	127
	Dignity Health	3.812%	11/1/24	594	597
	Dignity Health	4.500%	11/1/42	166	155
	Discovery Communications LLC	3.950%	3/20/28	424	410
	Discovery Communications LLC	4.125%	5/15/29	186	178
	Discovery Communications LLC	3.625%	5/15/30	995	920
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	185
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	124
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	323
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	225
	Duke Energy Corp.	2.550%	6/15/31	900	773
	Duke Energy Progress LLC	3.400%	4/1/32	475	455
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	611
	Energy Transfer LP	4.900%	3/15/35	1,075	1,017
	EPR Properties	4.750%	12/15/26	215	211
	EPR Properties	4.950%	4/15/28	185	177
	EPR Properties	3.750%	8/15/29	850	751
	EPR Properties	3.600%	11/15/31	1,830	1,539
[1]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	140
[1]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	922
[1]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	729
[1]	ERAC USA Finance LLC	3.300%	12/1/26	300	292
[1]	ERAC USA Finance LLC	4.500%	2/15/45	455	410
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	189
[2]	Evergy Metro Inc.	2.250%	6/1/30	245	216
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,037
	Exxon Mobil Corp.	2.610%	10/15/30	190	177
	Fifth Third Bancorp	2.550%	5/5/27	555	521
[1]	Five Corners Funding Trust II	2.850%	5/15/30	185	165
[9]	General Mills Inc.	0.450%	1/15/26	1,275	1,294
	General Motors Co.	4.200%	10/1/27	475	464
	General Motors Co.	5.000%	10/1/28	935	938
[1]	Genting New York LLC	3.300%	2/15/26	1,668	1,523
	Georgia Power Co.	4.700%	5/15/32	2,505	2,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.300%	3/15/42	860	787
	Georgia Power Co.	5.125%	5/15/52	950	987
	Gilead Sciences Inc.	2.800%	10/1/50	2,060	1,505
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,363
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,269
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	764
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	807
	Goldman Sachs Group Inc.	2.650%	10/21/32	2,075	1,783
[1]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	413
[1]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	66
	HCA Inc.	5.250%	6/15/49	575	554
[1]	HCA Inc.	4.625%	3/15/52	665	588
	Healthpeak Properties Inc.	3.500%	7/15/29	335	318
	Hess Corp.	7.300%	8/15/31	1,120	1,314
[1]	Hyundai Capital America	0.800%	4/3/23	1,385	1,358
	Intercontinental Exchange Inc.	4.350%	6/15/29	425	430
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,875	2,334
	Intercontinental Exchange Inc.	4.600%	3/15/33	865	885
	Intercontinental Exchange Inc.	4.950%	6/15/52	355	366
	International Business Machines Corp.	3.300%	5/15/26	550	547
[2]	John Deere Capital Corp.	3.450%	3/13/25	985	999
[2]	Johnson Controls International plc	4.950%	7/2/64	692	651
	JPMorgan Chase & Co.	2.947%	2/24/28	3,750	3,568
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	975	883
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	957
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	685
[1]	KeySpan Gas East Corp.	2.742%	8/15/26	400	382
	Kroger Co.	4.450%	2/1/47	330	312
	Kroger Co.	5.400%	1/15/49	290	308
[1]	Kyndryl Holdings Inc.	3.150%	10/15/31	2,530	1,941
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,598
	Marathon Oil Corp.	6.800%	3/15/32	1,000	1,129
	Marathon Oil Corp.	6.600%	10/1/37	1,000	1,132
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,027
[1]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	431
	McCormick & Co. Inc.	2.500%	4/15/30	180	159
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	144
	Merck & Co. Inc.	3.400%	3/7/29	545	539
[2]	Mercy Health	3.555%	8/1/27	410	395
[2]	Mercy Health	4.302%	7/1/28	140	143
	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,563
	Microsoft Corp.	2.921%	3/17/52	1,125	937
	MidAmerican Energy Co.	4.250%	5/1/46	10	10
[1]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,385	1,369
[2,10]	Molson Coors International LP	2.840%	7/15/23	1,875	1,467
[2,9]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	775	713
[2,9]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	273	239
[9]	Mondelez International Inc.	0.250%	3/17/28	975	931
[2]	Morgan Stanley	3.125%	7/27/26	1,850	1,809
[2]	Morgan Stanley	3.772%	1/24/29	570	557
[9]	Morgan Stanley	0.497%	2/7/31	1,050	950
[2]	Morgan Stanley	2.511%	10/20/32	4,650	4,000
	Morgan Stanley	2.484%	9/16/36	375	302
	Morgan Stanley	5.297%	4/20/37	370	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Retail Properties Inc.	3.900%	6/15/24	805	813
[2,11]	Nestle Holdings Inc.	1.375%	6/23/33	1,015	1,079
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,120	998
[1]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	831
[1]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	200
[1]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	29
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	925	764
[1]	Oglethorpe Power Corp.	6.191%	1/1/31	210	230
[1]	Oglethorpe Power Corp.	4.500%	4/1/47	655	597
	Oglethorpe Power Corp.	5.050%	10/1/48	161	160
[1]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,970	2,059
	Oracle Corp.	3.400%	7/8/24	575	574
	Oracle Corp.	3.600%	4/1/50	1,340	971
	Oracle Corp.	3.950%	3/25/51	1,025	788
	Oracle Corp.	3.850%	4/1/60	225	161
	PacifiCorp	2.700%	9/15/30	205	186
[1]	Pennsylvania Electric Co.	3.600%	6/1/29	208	200
[1]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,415
[1]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	166
[1]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,121
[1]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	180
	Pfizer Inc.	1.700%	5/28/30	275	239
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	665	678
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	202
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,510	1,324
[9]	Public Storage	0.500%	9/9/30	1,035	906
	QUALCOMM Inc.	4.250%	5/20/32	1,105	1,146
	QUALCOMM Inc.	4.500%	5/20/52	295	298
	Raytheon Technologies Corp.	3.950%	8/16/25	285	290
	Raytheon Technologies Corp.	4.450%	11/16/38	725	719
	Realty Income Corp.	3.400%	1/15/28	535	518
	Realty Income Corp.	2.200%	6/15/28	285	256
	Realty Income Corp.	3.100%	12/15/29	830	773
	Realty Income Corp.	2.850%	12/15/32	120	108
[11]	Realty Income Corp.	1.750%	7/13/33	1,075	1,095
[11]	Realty Income Corp.	2.500%	1/14/42	465	457
[1]	S&P Global Inc.	2.700%	3/1/29	700	651
[1]	S&P Global Inc.	2.900%	3/1/32	705	644
[1]	S&P Global Inc.	3.700%	3/1/52	365	327
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,144
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	242
[1]	SBA Tower Trust	3.448%	3/15/23	675	675
[1]	SBA Tower Trust	1.884%	1/15/26	245	228
[1]	SBA Tower Trust	1.631%	11/15/26	2,265	1,997
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	366	322
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	165	133
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	95	85
	Sempra Energy	3.250%	6/15/27	1,050	1,018
	Sierra Pacific Power Co.	2.600%	5/1/26	149	144
[2]	Southern California Edison Co.	3.700%	8/1/25	30	30
[2]	Southern California Edison Co.	2.950%	2/1/51	790	560
	Southern California Gas Co.	2.950%	4/15/27	1,150	1,116
	Southern Co.	4.400%	7/1/46	5	5
[1]	Sprint Spectrum Co. LLC	4.738%	3/20/25	604	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	SSM Health Care Corp.	3.823%	6/1/27	320	320
[2]	Sutter Health	2.294%	8/15/30	360	310
[1]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	858
	Teledyne Technologies Inc.	2.250%	4/1/28	985	878
	Teledyne Technologies Inc.	2.750%	4/1/31	790	688
[9]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	885	734
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,764
	T-Mobile USA Inc.	3.875%	4/15/30	1,460	1,404
	T-Mobile USA Inc.	2.550%	2/15/31	1,980	1,718
[1]	T-Mobile USA Inc.	2.700%	3/15/32	2,160	1,871
[2]	Toledo Hospital	5.325%	11/15/28	555	552
	Toledo Hospital	5.750%	11/15/38	205	215
	Union Pacific Corp.	2.800%	2/14/32	1,645	1,503
	Union Pacific Corp.	3.600%	9/15/37	910	850
	Union Pacific Corp.	3.750%	2/5/70	285	238
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	47	45
	UnitedHealth Group Inc.	3.850%	6/15/28	820	835
	UnitedHealth Group Inc.	2.000%	5/15/30	240	212
	UnitedHealth Group Inc.	4.200%	5/15/32	495	507
	UnitedHealth Group Inc.	4.625%	7/15/35	75	79
	UnitedHealth Group Inc.	4.200%	1/15/47	65	63
	UnitedHealth Group Inc.	4.750%	5/15/52	90	95
	US Bancorp	2.491%	11/3/36	996	837
[9]	Verizon Communications Inc.	1.250%	4/8/30	2,350	2,312
	Verizon Communications Inc.	1.680%	10/30/30	307	255
	Verizon Communications Inc.	2.355%	3/15/32	8,305	7,151
[9]	Verizon Communications Inc.	1.500%	9/19/39	1,100	930
	VICI Properties LP	4.950%	2/15/30	616	605
	VICI Properties LP	5.125%	5/15/32	25	25
[2,10]	Wells Fargo & Co.	2.975%	5/19/26	625	469
[2]	Wells Fargo & Co.	4.100%	6/3/26	920	926
[2]	Wells Fargo & Co.	4.300%	7/22/27	275	278
[2]	Wells Fargo & Co.	3.526%	3/24/28	3,070	2,989
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	396
[2]	Wells Fargo & Co.	4.611%	4/25/53	905	892
	Workday Inc.	3.700%	4/1/29	235	226
	Workday Inc.	3.800%	4/1/32	2,255	2,128
					209,563
Total Corporate Bonds (Cost $388,256)					349,064
Sovereign Bonds (2.7%)
Australia (0.1%)
[2,12]	Commonwealth of Australia	2.750%	11/21/27	135	95
[2,12]	Commonwealth of Australia	2.250%	5/21/28	1,195	813
[2,12]	Commonwealth of Australia	1.000%	11/21/31	2,175	1,263
					2,171
Bermuda (0.0%)
[1,2]	Bermuda	2.375%	8/20/30	200	176
[1,2]	Bermuda	3.375%	8/20/50	200	158
					334
Canada (0.6%)
[10]	Canadian Government Bond	0.750%	10/1/24	4,565	3,453
[10]	Canadian Government Bond	1.500%	6/1/31	350	246
[10]	Canadian Government Bond	2.000%	12/1/51	250	164
[10]	City of Montreal	3.150%	12/1/36	750	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	City of Montreal	3.500%	12/1/38	410	295
[10]	City of Montreal	2.400%	12/1/41	1,000	608
[10]	City of Toronto	3.200%	8/1/48	1,000	652
[10]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,880
[10]	Province of Ontario	2.900%	6/2/28	1,910	1,472
[2,13]	Province of Ontario	0.250%	6/28/29	985	954
[10]	Regional Municipality of York	2.150%	6/22/31	800	556
					10,812
Chile (0.0%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	628
Colombia (0.1%)
[2]	Republic of Colombia	4.000%	2/26/24	1,350	1,345
Germany (0.2%)
[9]	Federal Republic of Germany	1.250%	8/15/48	300	317
[2,9,14]	KFW	0.000%	11/9/28	3,855	3,799
					4,116
Japan (0.1%)
[2,15]	Japan	0.700%	6/20/51	301,250	2,157
[2,15]	Japan	0.700%	9/20/51	59,400	425
					2,582
Mexico (0.1%)
[2]	United Mexican States	4.280%	8/14/41	1,205	1,033
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,515
Qatar (0.2%)
[1,2]	Qatar Energy	2.250%	7/12/31	820	728
[1,2]	Qatar Energy	3.125%	7/12/41	685	577
[1,2]	State of Qatar	3.875%	4/23/23	550	556
[1,2]	State of Qatar	5.103%	4/23/48	255	284
[1,2]	State of Qatar	4.400%	4/16/50	780	791
					2,936
Romania (0.0%)
[1,2,9]	Republic of Romania	2.000%	4/14/33	737	572
[2,9]	Republic of Romania	2.625%	12/2/40	525	377
					949
Saudi Arabia (0.2%)
[1,2]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,023
[1,2]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	496
[1,2]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	667
					3,186
Singapore (0.0%)
[1,2]	Temasek Financial I Ltd.	3.625%	8/1/28	510	519
Spain (0.1%)
[1,9]	Kingdom of Spain	0.600%	10/31/29	1,050	1,033
Supranational (0.5%)
[9]	European Investment Bank	0.000%	11/15/27	1,460	1,466
[9]	European Stability Mechanism	0.000%	12/16/24	963	1,011
[9]	European Stability Mechanism	0.000%	12/15/26	1,425	1,448
[2,9]	European Union	0.000%	7/4/35	3,630	3,022
[2,9]	European Union	0.200%	6/4/36	4,110	3,454
					10,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Kingdom (0.4%)
[11]	United Kingdom	0.625%	6/7/25	1,700	2,080
[11]	United Kingdom	1.250%	7/22/27	2,085	2,568
[11]	United Kingdom	0.625%	7/31/35	750	759
[11]	United Kingdom	3.500%	1/22/45	1,360	2,017
					7,424
Total Sovereign Bonds (Cost $58,058)					50,984
Taxable Municipal Bonds (0.7%)
United States (0.7%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	86
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	775	729
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	300	363
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	67
	Connecticut GO	2.000%	7/1/23	190	189
	Connecticut GO	5.770%	3/15/25	275	292
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	76
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	53
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	355	340
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	48
[16]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	336
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	844	993
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	30
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	53
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	165	146
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	231
	Illinois GO	5.100%	6/1/33	4,670	4,760
[17]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	371
[16]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	425	445
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	147
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	20	21
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	203
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	968
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	730
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	295	222
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	205	204
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	641
	University of Michigan	3.504%	4/1/52	295	270
Total Taxable Municipal Bonds (Cost $14,567)					13,259

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[19]	Vanguard Market Liquidity Fund (Cost $50,527)	0.854%	505,512	50,546
Total Investments (100.2%) (Cost $1,711,977)				1,896,518
Other Assets and Liabilities—Net (-0.2%)				(3,483)
Net Assets (100%)				1,893,035
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $119,008,000, representing 6.3% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
5	Securities with a value of $2,621,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $265,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	Securities with a value of $433,000 have been segregated as initial margin for open centrally cleared swap contracts.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in Canadian dollars.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Swiss francs.
14	Guaranteed by the Federal Republic of Germany.
15	Face amount denominated in Japanese yen.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
17	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	71	8,020	(16)
Euro-Bobl	June 2022	221	30,010	(1,376)
Euro-BTP	June 2022	21	2,860	(382)
Euro-Buxl	June 2022	32	5,572	(1,120)
Euro-OAT	June 2022	17	2,630	(250)
Euro-Schatz	June 2022	125	14,778	(220)
				(3,364)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(516)	(61,638)	295
Euro-Bund	June 2022	(47)	(7,648)	81
Ultra 10-Year U.S. Treasury Note	September 2022	(209)	(26,853)	201
				577
				(2,787)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/30/22	USD	6,734	AUD	9,512	—	(96)
JPMorgan Chase Bank, N.A.	6/30/22	USD	15,431	CAD	19,816	—	(233)
Bank of America, N.A.	6/30/22	AUD	900	CAD	818	—	—
Bank of America, N.A.	6/30/22	USD	4,429	CHF	4,259	—	(18)
JPMorgan Chase Bank, N.A.	6/30/22	USD	90,787	EUR	84,582	—	(157)
JPMorgan Chase Bank, N.A.	6/30/22	GBP	2,921	EUR	3,401	24	—
Goldman Sachs International	6/30/22	USD	785	EUR	732	—	(2)
JPMorgan Chase Bank, N.A.	6/30/22	USD	35,242	GBP	28,215	—	(317)
JPMorgan Chase Bank, N.A.	6/30/22	USD	4,113	JPY	523,673	41	—
JPMorgan Chase Bank, N.A.	6/30/22	AUD	4,075	JPY	366,900	73	—
Bank of America, N.A.	6/30/22	GBP	1,169	JPY	185,793	28	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	6/30/22	USD	519	SEK	5,070	—	(1)
JPMorgan Chase Bank, N.A.	6/30/22	USD	470	SEK	4,600	—	(2)
						166	(826)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At May 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $685,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	06/20/27	USD	6,565	1.000	74	18
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	723,820	—	—	723,820
Common Stocks—Other	49,112	458,635	—	507,747
U.S. Government and Agency Obligations	—	185,489	—	185,489
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,609	—	15,609
Corporate Bonds	—	349,064	—	349,064
Sovereign Bonds	—	50,984	—	50,984
Taxable Municipal Bonds	—	13,259	—	13,259
Temporary Cash Investments	50,546	—	—	50,546
Total	823,478	1,073,040	—	1,896,518

Derivative Financial Instruments
Assets
Futures Contracts[1]	577	—	—	577
Forward Currency Contracts	—	166	—	166
Swap Contracts	18[1]	—	—	18
Total	595	166	—	761
Liabilities
Futures Contracts[1]	3,364	—	—	3,364
Forward Currency Contracts	—	826	—	826
Total	3,364	826	—	4,190
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.